CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
REVENUE	$ 8,572,799	$ 7,923,976
COST OF SALES	6,717,192	6,344,247
GROSS PROFIT	1,855,607	1,579,729
RESEARCH AND DEVELOPMENT EXPENSES	1,169,281	176,944
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,580,653	3,624,711
OPERATING LOSS	(3,894,327)	(2,221,926)
OTHER INCOME (EXPENSE)
Interest expense	(173,248)	(463,735)
Other income	31,881	36,597
Loss on change - derivative liability warrants	(1,448,710)	0
Loss on purchase of warrants and additional investment right	(1,150,000)	(500,000)
Gain on extinguishment of debt	0	394,057
Total other expense	(2,740,077)	(533,081)
LOSS BEFORE INCOME TAXES	(6,634,404)	(2,755,007)
Income taxes - current benefit	(29,773)	(29,315)
NET LOSS	(6,604,631)	(2,725,692)
NONCONTROLLING INTEREST	17,263	6,206
NET (LOSS) ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (6,621,894)	$ (2,731,898)
Basic and diluted (loss) per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted (loss) per share	$ (0.05)	$ (0.04)
Weighted average shares of common stock outstanding- basic and diluted	122,934,436	65,557,376